LVIP BlackRock Inflation Protected Bond Fund
(Standard Class)


Summary Prospectus

August 4, 2010



Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.LincolnFinancial.com/LVIPstandard. You can also get this information at no cost by calling 877 ASK LINCOLN (877-275-5462) or by sending an e-mail request to callcenter@LFG.com. The Fund's prospectus and statement of additional information, both dated April 30, 2010, are incorporated by reference into this Summary Prospectus.

-------------------------------------------------------------------------------

Investment Objective

The investment objective of the LVIP BlackRock Inflation Protected Bond Fund is to seek to maximize real return, consistent with preservation of real capital and prudent investment management.


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Standard Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.



Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                                             N/A
 Maximum Deferred Sales Charge (Load)                                                         N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                  N/A
 Redemption Fee                                                                               N/A
 Exchange Fee                                                                                 N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                               0.45%
 Distribution and/or Service (12b-1) fees                                                     0.00%
 Other Expenses1                                                                              0.11%
 Total Annual Fund Operating Expenses                                                         0.56%

1 Other expenses are based on estimated amounts for the current fiscal year.

LVIP BlackRock Inflation Protected Bond Fund                                 1

Example


This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.



 1 year   3 years   5 years1   10 years1
-------- --------- ---------- ----------
   $57      $179   N/A        N/A

1 Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year three.


Portfolio Turnover


The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.


Principal Investment Strategies

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds (or securities with similar economic characteristics) of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.

The fund maintains an average portfolio duration (a measure of interest rate sensitivity) that is within 20% of the average portfolio duration of the fund's benchmark, the Barclays U.S. TIPS Index.

The fund may also invest up to 20% of its assets in securities denominated in foreign currencies, and may invest without limit in U.S. dollar denominated securities of non-U.S. issuers.

The fund also makes investments in residential and commercial mortgage-backed securities and other asset-backed securities.

The fund may buy or sell options or futures, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The fund uses derivatives as a substitute for taking a position in the underlying asset, as part of a strategy to reduce exposure to other risks, to satisfy diversification requirements or to enhance returns. This derivative strategy will result in active trading, which will increase fund expenses. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The fund may hold cash or cash equivalents in order to shorten the duration of the portfolio or to otherwise implement the fund's investment strategy or for temporary defensive purposes.


Principal Risks
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the fund's yield.
 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
 o Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.


2  LVIP BlackRock Inflation Protected Bond Fund

 o Inflation Indexed Bond Risk: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.

 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.
 o Derivatives Risk: The fund's use of derivatives involves risks different from, or possibly greater than the risks associated with investing directly in securities. Prices of derivatives may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. Other risks arise from the potential inability to terminate or sell derivative positions. Further, derivatives could result in loss if the counterparty to the transaction does not perform as promised.
 o Derivative Currency Transactions Risk: The fund's exposure to changes in currency exchange rates could result in losses to the fund if currencies do not perform as anticipated. While derivative currency transactions may reduce the fund's exposure to currency risks, they may also reduce the fund's ability to benefit from favorable changes in currency exchange rates.
 o Non-diversification Risk: The fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the fund's value may decrease because of a single investment or a small number of investments.
 o Active Trading Risk: Active trading ("high portfolio turnover") generally results in correspondingly greater expenses to the fund. High portfolio turnover can on some occasions result in significant tax consequences to investors.
 o Liquidity Risk: The fund may invest up to 15% of net assets in illiquid holdings. The fund may have difficulty precisely valuing these holdings and may be unable to sell these holding as the time or price desired.
 o Inflation Index Risk: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities will be reduced.
 o Deflation Risk: Deflation risk is the risk that prices throughout the economy will decline over time - the opposite of inflation. If inflation is negative, the principal and income of an inflation-protected bond will decline and could result in losses for a fund.
 o Call Risk: Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce a fund's income if the proceeds are reinvested at lower interest rates.
 o When-Issued Securities, Delayed Delivery Securities and Forward Commitments
   Risks: The fund may purchase or sell securities that it is entitled to receive on a when issued basis. When-issued and delayed delivery securities and forward commitments involve the risk that the security the fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.
 o Fund of Funds Risk: The fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance their underlying holdings. This could result in large inflows into the fund or large redemptions from the fund, which may increase transaction costs or portfolio turnover for the fund.


Fund Performance

The fund commenced operations on or about April 30, 2010. Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.


Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: BlackRock Financial Management, Inc.




Portfolio Manager(s)   Company Title       Experience w/Fund
---------------------- ------------------- ------------------
Stuart Spodek          Managing Director   Since May 2010
Brian Weinstein        Managing Director   Since May 2010
Martin Hegarty         Managing Director   Since July 2010


LVIP BlackRock Inflation Protected Bond Fund                                 3

Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


Payments to Insurance Companies, Broker-Dealers and other Financial
Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.


4  LVIP BlackRock Inflation Protected Bond Fund

LVIP BlackRock Inflation Protected Bond Fund
(Service Class)


Summary Prospectus

August 4, 2010



Before you invest, you may want to review the Fund's prospectus, which contains more information about the Fund and its risks. You can find the Fund's prospectus and other information about the Fund online at www.LincolnFinancial.com/LVIPservice. You can also get this information at no cost by calling 877 ASK LINCOLN (877-275-5462) or by sending an e-mail request to callcenter@LFG.com. The Fund's prospectus and statement of additional information, both dated April 30, 2010, are incorporated by reference into this Summary Prospectus.

-------------------------------------------------------------------------------

Investment Objective

The investment objective of the LVIP BlackRock Inflation Protected Bond Fund is to seek to maximize real return, consistent with preservation of real capital and prudent investment management.


Fees and Expenses

This table describes the fees and expenses that you may pay if you buy and hold Service Class shares of the fund. This table does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher.



Shareholder Fees (fees paid directly from your investment)
 Maximum Sales Charge (Load) Imposed on Purchases                                             N/A
 Maximum Deferred Sales Charge (Load)                                                         N/A
 Maximum Sales Charge (Load) Imposed on Reinvested Dividends                                  N/A
 Redemption Fee                                                                               N/A
 Exchange Fee                                                                                 N/A
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of
your investment)
 Management Fee                                                                               0.45%
 Distribution and/or Service (12b-1) fees                                                     0.25%
 Other Expenses1                                                                              0.11%
 Total Annual Fund Operating Expenses                                                         0.81%

1 Other expenses are based on estimated amounts for the current fiscal year.

LVIP BlackRock Inflation Protected Bond Fund                                 1

Example


This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example illustrates the hypothetical expenses that you would incur over the time periods indicated if you invest $10,000 in the fund's shares. The example also assumes that the fund provides a return of 5% a year and that operating expenses remain the same. Your actual costs may be higher or lower than this example. This example does not reflect any variable contract expenses. If variable contract expenses were included, the expenses shown would be higher. The results apply whether or not you redeem your investment at the end of the given period.



 1 year   3 years   5 years1   10 years1
-------- --------- ---------- ----------
   $83      $259   N/A        N/A

1 Only one-year and three-year expenses are shown since the fund is new. The fund will have expenses beyond year three.


Portfolio Turnover


The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund's performance.


Principal Investment Strategies

Under normal circumstances, the fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in inflation-indexed bonds (or securities with similar economic characteristics) of varying maturities issued by the U.S. and non-U.S. governments, their agencies or instrumentalities, and U.S. and non-U.S. corporations. Inflation-indexed bonds are fixed income securities that are structured to provide protection against inflation. The value of the bond's principal or the interest income paid on the bond is adjusted to track changes in an official inflation measure.

The fund maintains an average portfolio duration (a measure of interest rate sensitivity) that is within 20% of the average portfolio duration of the fund's benchmark, the Barclays U.S. TIPS Index.

The fund may also invest up to 20% of its assets in securities denominated in foreign currencies, and may invest without limit in U.S. dollar denominated securities of non-U.S. issuers.

The fund also makes investments in residential and commercial mortgage-backed securities and other asset-backed securities.

The fund may buy or sell options or futures, or enter into credit default swaps and interest rate or foreign currency transactions, including swaps (collectively, commonly known as derivatives). The fund uses derivatives as a substitute for taking a position in the underlying asset, as part of a strategy to reduce exposure to other risks, to satisfy diversification requirements or to enhance returns. This derivative strategy will result in active trading, which will increase fund expenses. The fund may seek to obtain market exposure to the securities in which it primarily invests by entering into a series of purchase and sale contracts or by using other investment techniques (such as reverse repurchase agreements or dollar rolls).

The fund may hold cash or cash equivalents in order to shorten the duration of the portfolio or to otherwise implement the fund's investment strategy or for temporary defensive purposes.


Principal Risks
 o Market Risk: Prices of securities held by the fund may fall. As a result, your investment may decline in value and you could lose money.
 o Interest Rate Risk: The value of debt obligations will typically fluctuate with interest rate changes. These fluctuations can be greater for debt obligations with longer maturities. When interest rates rise, debt obligations will generally decline in value and you could lose money as a result. Periods of declining or low interest rates may negatively impact the fund's yield.
 o Credit Risk: Credit risk is the risk that the issuer of the debt obligation will be unable to make interest or principal payments on time. A decrease in an issuer's credit rating may cause a decline in the value of the debt obligations held.
 o Mortgage-Backed Securities Risk: The value of the mortgage-backed securities (commercial and residential) may fluctuate significantly in response to changes in interest rates. In periods of falling interest rates, underlying mortgages may be paid early, lowering the potential total return, and, during periods of rising interest rates, the rate at which the underlying mortgages are pre-paid may slow unexpectedly, causing the maturity of the mortgage-backed securities to increase and their value to decline.
 o Foreign Securities Risk: Foreign currency fluctuations and economic or financial instability could cause the value of the fund's foreign investments to fluctuate. Investing in foreign stocks or debt obligations involves the risk of loss from foreign government or political actions. Investing in foreign securities also involves risks resulting from the reduced availability of public information. Foreign investments may be less liquid and their prices more volatile than comparable investments in securities of U.S. issuers.


2  LVIP BlackRock Inflation Protected Bond Fund

 o Inflation Indexed Bond Risk: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward and the interest payable will be reduced. The adjusted principal value of an inflation-related bond repaid at maturity may be less than the original principal. If nominal interest rates increase at a faster rate than inflation, the value of inflation-indexed bonds may decrease. Inflation-indexed securities may not be protected from short-term increases in inflation.

 o Futures Risk: A futures contract is considered a derivative because it derives its value from the price of the underlying security and financial index. Futures contracts may be illiquid. In addition, there may be imperfect correlation between the price of the futures contracts and the price of the underlying securities. Losses on futures contracts may exceed the amount invested, and the use of leverage may increase investment losses.
 o Derivatives Risk: The fund's use of derivatives involves risks different from, or possibly greater than the risks associated with investing directly in securities. Prices of derivatives may move in unexpected ways, especially in unusual market conditions. Some derivatives are particularly sensitive to changes in interest rates. Other risks arise from the potential inability to terminate or sell derivative positions. Further, derivatives could result in loss if the counterparty to the transaction does not perform as promised.
 o Derivative Currency Transactions Risk: The fund's exposure to changes in currency exchange rates could result in losses to the fund if currencies do not perform as anticipated. While derivative currency transactions may reduce the fund's exposure to currency risks, they may also reduce the fund's ability to benefit from favorable changes in currency exchange rates.
 o Non-diversification Risk: The fund is non-diversified, and, as a result may invest a greater portion of its assets in a particular issuer than a diversified fund. Therefore, the fund's value may decrease because of a single investment or a small number of investments.
 o Fund of Funds Risk: The fund may accept investments from fund of funds. From time to time these fund of funds may change or rebalance their underlying holdings. This could result in large inflows into the fund or large redemptions from the fund, which may increase transaction costs or portfolio turnover for the fund.
 o Active Trading Risk: Active trading ("high portfolio turnover") generally results in correspondingly greater expenses to the fund. High portfolio turnover can on some occasions result in significant tax consequences to investors.
 o Liquidity Risk: The fund may invest up to 15% of net assets in illiquid holdings. The fund may have difficulty precisely valuing these holdings and may be unable to sell these holding as the time or price desired.
 o Inflation Index Risk: If the index measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities will be reduced.
 o Deflation Risk: Deflation risk is the risk that prices throughout the economy will decline over time - the opposite of inflation. If inflation is negative, the principal and income of an inflation-protected bond will decline and could result in losses for a fund.
 o Call Risk: Call risk is the risk that, during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce a fund's income if the proceeds are reinvested at lower interest rates.
 o When-Issued Securities, Delayed Delivery Securities and Forward Commitments
   Risks: The fund may purchase or sell securities that it is entitled to receive on a when issued basis. When-issued and delayed delivery securities and forward commitments involve the risk that the security the fund buys will lose value prior to its delivery. There also is the risk that the security will not be issued or that the other party to the transaction will not meet its obligation.


Fund Performance

The fund commenced operations on or about April 30, 2010. Once the fund has at least one calendar year of performance, a bar chart and performance table will be included in the prospectus. Please note that the past performance of the fund is not necessarily an indication of how the fund will perform in the future. Further, the returns shown do not reflect variable contract expenses. If variable contract expenses were included, the returns shown would be lower.


Investment Adviser and Sub-Adviser

Investment Adviser: Lincoln Investment Advisors Corporation

Investment Sub-Adviser: BlackRock Financial Management, Inc.




Portfolio Manager(s)   Company Title       Experience w/Fund
---------------------- ------------------- ------------------
Stuart Spodek          Managing Director   Since May 2010
Brian Weinstein        Managing Director   Since May 2010
Martin Hegarty         Managing Director   Since July 2010


LVIP BlackRock Inflation Protected Bond Fund                                 3

Tax Information

The fund intends to make distributions to shareholders that may be taxed as ordinary income or capital gains. Since all the shares of the fund sold through variable annuity contracts or variable life insurance contracts (variable contracts) are owned directly or indirectly by Lincoln Life, LNY and other unaffiliated insurance companies, this prospectus does not discuss the federal income tax consequence at the contract owner level. For information concerning the federal income tax consequences to owners of variable contracts, see the prospectus for the variable contracts.


Payments to Insurance Companies, Broker-Dealers and other Financial
Intermediaries

Shares of the fund are available only through the purchase of variable contracts issued by certain life insurance companies. Parties that are related to the fund (such as the fund's principal underwriter or investment adviser) may pay such insurance companies (or their related companies) for the sale of shares of the fund and related services. These payments may create a conflict of interest and may influence the insurance company to include a fund as an investment option in its variable contracts. Such insurance companies (or their related companies) may pay broker-dealers or other financial intermediaries (such as banks) for the sale and retention of variable contracts which offer fund shares. These payments may create a conflict of interest by influencing the broker-dealers or other financial intermediaries to recommend variable contracts which offer fund shares. The prospectus or other disclosure documents for the variable contracts may contain additional information about these payments.


4  LVIP BlackRock Inflation Protected Bond Fund